Income Taxes (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Taxes
Deferred income tax expense	$ 38,360	$ 0
Current income tax expense	0	0
Total	$ 38,360	$ 0